EMLES TRUST

	Ticker	Exchange
Emles Alpha Opportunities ETF	EOPS	Cboe BZX
Emles Luxury Goods ETF	LUXE	Cboe BZX
Emles Federal Contractors ETF	FEDX	Cboe BZX
Emles Real Estate Credit ETF	REC	Cboe BZX
Emles @Home ETF	LIV	Cboe BZX
Emles Made in America ETF	AMER	Cboe BZX

Supplement dated May 31, 2022
to the Statement of Additional Information dated October 28, 2021, as supplemented November 24, 2021

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Effective May 25, 2022, Alexa Bonaros no longer serves as Vice President to Emles Trust. As such, all references to Ms. Bonaros in the statement of additional information should be disregarded.

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This Supplement dated May 31, 2022, the Prospectuses dated October 28, 2022 and the Statement of Additional Information dated October 28, 2022, as supplemented November 24, 2021, provide relevant information for all shareholders and should be retained for future reference. The Prospectuses and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling (833) 673-2661.